Stock-Based Compensation - 10K (Tables)	8 Months Ended
Jan. 07, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Valuation Assumptions	The assumptions used in the valuation of stock options granted during fiscal years 2023, 2022 and 2021 were as follows:

	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Expected volatility	35%-40%	70.00%	72.00%
Expected dividends	—	—	—
Expected term (in years)	N/A	6.5	6.5
Risk-free rate	2.67%-4.10%	2.88%	0.34%
Weighted average grant-date fair value(1)	$1.00	$0.92	$0.75
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(1)The amounts have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2).

Schedule of Option Activity
A summary of equity classified option activity for the thirty-six weeks ended January 7, 2024 is as follows:

	Number of Options (1)	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 30, 2023, as previously reported	2,284,399	$9.84	6.56	$16,628
Retroactive application of reverse recapitalization	1,938,936	(4.51)	—	$13,215
Outstanding at April 30, 2023, as previously reported	4,223,335	$5.33	6.56	$29,843
Granted	1,433,855	12.52
Exercised	(45,177)	3.51		$248
Expired	(89,655)	2.27
Forfeited or cancelled	(731,768)	9.56
Outstanding at January 7, 2024	4,790,590	$6.91	6.70	$3,774
Exercisable at January 7, 2024	2,352,180	$4.15	4.59
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(1)Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Pinstripes’ stock options for New Pinstripes’ stock options at an exchange ratio of approximately 1.8486 as a result of the Reverse Recapitalization (see Note 2).
A summary of equity classified option activity under the Plan for the years ended April 30, 2023, April 24, 2022, and April 25, 2021 is presented below:

Options	Number of Options(1)	Weighted-average Exercise Price(1)	Weighted-average Remaining Contractual Term (in years)
Outstanding at April 26, 2020, as previously reported	2,225,200	$6.64	7.57
Retroactive application of reverse recapitalization	1,888,218	$(3.05)	—
Outstanding at April 26, 2020, after effect of reverse recapitalization	4,113,418	$3.59	7.57
Granted	800,644	$4.33
Exercised	(142,341)	$1.37
Forfeited or cancelled	(580,065)	$4.08
Outstanding at April 25, 2021	4,191,656	$4.05	7.15
Granted	1,011,028	$6.79
Exercised	(18,486)	$1.62
Expired	(50,839)	$1.63
Forfeited or cancelled	(1,170,566)	$3.95
Outstanding at April 24, 2022	3,962,793	$4.48	6.82
Granted	1,191,262	$8.11
Exercised	(21,641)	$3.05
Expired	(74,867)	$1.63
Forfeited or cancelled	(834,212)	$5.66
Outstanding at April 30, 2023	4,223,335	$5.33	6.56

Exercisable at April 24, 2022	1,917,220	$3.44	5.06
Exercisable at April 30, 2023	2,222,892	$3.83	4.77
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(1)The number of options and weighted average exercise price have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2).